Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Fair Value of Financial Instruments and Derivative Instruments

16. Fair Value of Financial Instruments and Derivatives Instruments

Cash and cash equivalents and restricted cash, over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The fair values of the long-term debt and long-term investment (the floating rate note) are disclosed in Note 8 and 9, respectively.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company, from time to time, may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2013 and 2014, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps and foreign exchange forward contracts did not qualify for hedge accounting. The Company determines the fair market value of the interest rate swaps and foreign exchange forward contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2013	2014	2013	2014
Interest Rate	Derivative assets /Non-current assets	$762	$455	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	732	493

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	3,270	1,065

	Total Derivatives	$762	$455	$4,002	$1,558

	Amount of Gain / (Loss) Recognized on Derivatives
	Year ended December 31,
	2013	2014
Interest Rate Contracts	$813	$(1,977)
Net Gain / (Loss) Recognized	$813	$(1,977)

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – (Loss) /gain on derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves and take into account the credit risk of the financial institutions that are counterparties in the interest rate swaps. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2013 and 2014.

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2013	2014
Derivative instruments – asset position	$762	$455
Derivative instruments – liability position	4,002	1,558

As of December 31, 2013 and 2014, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated balance sheet.

Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2013 and 2014 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2013	2014
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	$34,875	$-
Eniaprohi (2)	November 14, 2011	November 13, 2014	1.4000%	33,328	-
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	32,400	-
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	38,400	34,760
Marathassa (2)(3)	January 31, 2011	January 31, 2015	1.2200%	33,900	31,400
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	13,305	11,675
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	28,798	26,664
Pelea (2)	December 15, 2011	December 14, 2016	2.0500%	32,962	30,542
Maxdekatria (2)	September 28, 2012	September 28, 2017	0.9000%	20,800	20,000
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	28,500	27,427
Petra (2)	January 18, 2013	January 18, 2018	0.9800%	14,000	14,000
Marinouki (2)	March 05, 2013	March 05, 2018	1.4800%	24,297	22,543
Pemer (2)	June 07, 2013	March 07, 2018	0.9475%	14,000	14,000
Avstes (2)	July 18, 2013	April 18, 2018	1.3500%	14,000	14,000
Shikoku (2)	August 28, 2013	August 28, 2018	1.2500%	18,667	16,800

Total				$382,232	$263,811

(1)       Under these swap transactions, the bank effects semiannual floating-rate payments to the Company for the relevant amount based on the six-month USD LIBOR, and the Company effects semiannual payments to the bank on the relevant amount at the respective fixed rates.

(2)       Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

(3)       The transaction was novated from Maxpente to Marathassa in August 2014.

The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.